Allowance for Loan Losses - Summary of Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 13,558	$ 20,459
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	1,264	1,590
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	3,403	6,360
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	2,134	3,249
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	6,674	9,210
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	41
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 42	$ 50